Other Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income [Abstract]
Other income	€ 466,042	€ 333,898
Grants received	556,580
Interest income	€ 64,501